Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory [Abstract]
Inventory

Note 3—Inventory

Inventory consists of Power Oxidizer parts used interchangeably as raw materials and as spare parts for the EC250 units installed to date. Inventory totaled $124,000 and $53,000 as of June 30, 2015 and December 31, 2014, respectively, and consisted of raw materials. The Company had no inventory reserve during 2015 or 2014.

Inventory consists of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Raw materials	$124,000	$53,000
Work-in-process	—	—
Finished goods	—	—
Less: inventory reserve	—	—
Total inventory	$124,000	$53,000

Note 3—Inventory

Inventory consists of Power Oxidizer parts used interchangeably as raw materials and as spare parts for the EC250 units installed to date. Inventory totaled $124,000 and $53,000 as of June 30, 2015 and December 31, 2014, respectively, and consisted of raw materials. The Company had no inventory reserve during 2015 or 2014.

Inventory consists of the following:

	June 30, 2015	December 31, 2014
	(unaudited)
Raw materials	$124,000	$53,000
Work-in-process	—	—
Finished goods	—	—
Less: inventory reserve	—	—
Total inventory	$124,000	$53,000